Supplemental cash flow information	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Supplemental cash flow information
Note 26 - Supplemental cash flow information
The Group's non-cash investing and financing activities were as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	129,019	74,781	357,760
Initial recognition of ROU assets and lease liabilities	54,569	43,514	13,039
Purchases of property, plant and equipment in trade payables, accrued expenses and non-current liabilities	96,011	79,623	62,304
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	—	57,040	—
Issuance of Earn-out rights upon closing of the merger with GGI	—	1,500,638	—
Initial recognition of investment in associates	29,400	—	—
Changes in the Group's current and non-current liabilities arising from financing activities were as follows:

	Liabilities to credit institutions	Convertible liabilities	Other financing liabilities	Earn-out and Class C Shares liabilities	Lease liabilities	Total
Balance as of January 1, 2022	642,644	—	16,673	—	77,523	736,840
of which outstanding principal	642,339	—	16,550	—	—	658,889
of which accrued interest	305	—	123	—	—	428
Changes from financing cash flows
Proceeds from short-term borrowings - (Restated)	2,060,012	—	90,943	—	—	2,150,955
Repayments of borrowings	(1,347,392)	—	(89,024)	—	—	(1,436,416)
Repayments of lease liabilities	—	—	—	—	(19,448)	(19,448)
Total changes from financing cash flows - (Restated)	$712,620	$—	$1,919	$—	$(19,448)	$695,091
Changes from other items

Initial recognition of lease liabilities	—	—	—	—	43,514	43,514
Cancellation of lease liabilities	—	—	—	—	(157)	(157)
Interest expense	27,179	—	511	—	6,201	33,891
Interest paid	(24,822)	—	(627)	—	(6,201)	(31,650)
Issuance of Earn-out rights and assumption of warrant liabilities upon closing of the merger with GGI	—	—	—	1,563,728	—	1,563,728
Total changes from other items	$2,357	$—	$(116)	$1,563,728	$43,357	$1,609,326
Changes from effects of foreign exchange rates	(27,905)	—	(1,344)	—	(4,600)	(33,849)
Changes from effects of fair value measurement	—	—	—	(937,158)	—	(937,158)
Balance as of December 31, 2022 - (Restated)	$1,329,716	$—	$17,132	$626,570	$96,832	$2,070,250
of which outstanding principal - (Restated)	1,327,102	—	17,132	—	—	1,344,234
of which accrued interest	2,614	—	—	—	—	2,614

Balance as of January 1, 2023 - (Restated)	1,329,716	—	17,132	626,570	96,832	2,070,250
of which outstanding principal - (Restated)	1,327,102	—	17,132	—	—	1,344,234
of which accrued interest	2,614	—	—	—	—	2,614
Changes from financing cash flows
Proceeds from short-term borrowings - (Restated)	3,177,038	—	96,850	—	—	3,273,888
Proceeds from long-term borrowings	—	1,250,000	131,738	—	—	1,381,738
Repayments of borrowings	(2,482,674)	—	(70,334)	—	—	(2,553,008)
Repayments of lease liabilities	—	—	—	—	(21,916)	(21,916)
Total changes from financing cash flows - (Restated)	$694,364	$1,250,000	$158,254	$—	$(21,916)	$2,080,702
Changes from other items
Initial recognition of lease liabilities	—	—	—	—	54,569	54,569
Cancellation of lease liabilities - (Restated)	—	—	—	—	(2,829)	(2,829)
Interest expense - (Restated)	111,949	60,325	2	—	5,008	177,284
Interest paid	(104,762)	(42,620)	(2)	—	(5,008)	(152,392)
Total changes from other items - (Restated)	$7,187	$17,705	$—	$—	$51,740	$76,632
Changes from effects of foreign exchange rates - (Restated)	5,488	—	1,228	—	592	7,308
Changes from effects of fair value measurement - (Restated)	—	7,553	—	(465,168)	—	(457,615)
Changes from interest on fair value measurement	$—	$(359)	$—	$—	$—	$(359)
Balance as of December 31, 2023 - (Restated)	$2,036,755	$1,274,899	$176,614	$161,402	$127,248	$3,776,918
of which outstanding principal - (Restated)	2,026,665	1,257,194	176,614	—	—	3,460,473
of which accrued interest - (Restated)	10,090	17,705	—	—	—	27,795